Expense Example - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 50% - Fidelity Asset Manager 50%	Nov. 29, 2022 USD ($)
Expense Example:
1 year	$ 62
3 years	195
5 years	340
10 years	$ 762